PROPERTY AND EQUIPMENT - Cash generating units (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Cash generating units
Derecognized assets		Rp 153,174	$ 11,326	Rp 159,123	Rp 142,912
Gross or Cost
Cash generating units
Derecognized assets		301,290		Rp 318,912	Rp 280,444
Others
Cash generating units
Impairment loss	Rp 0	Rp 0